Employment cost (Details 2)	Dec. 31, 2017 USD ($) Number	Dec. 31, 2016 USD ($) Number	Dec. 31, 2015 USD ($) Number
Disclosure of employment cost [Line Items]
Number of share options outstanding in share-based payment arrangement	2,000	14,477	125,277
Weighted average remaining contractual life of outstanding share options	0.39	0.74	2.19
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 45.27	$ 25.38	$ 28.74
Exercise Price Range One [Member]
Disclosure of employment cost [Line Items]
Number of share options outstanding in share-based payment arrangement	2,000	12,477	78,277
Weighted average remaining contractual life of outstanding share options	0.39	0.64	1.64
Weighted average exercise price of share options outstanding in share-based payment arrangement | $	$ 45.27	$ 22.19	$ 22.19
Exercise Price Range Two [Member]
Disclosure of employment cost [Line Items]
Number of share options outstanding in share-based payment arrangement		2,000	31,000
Weighted average remaining contractual life of outstanding share options		1.39	2.8
Weighted average exercise price of share options outstanding in share-based payment arrangement | $		$ 45.27	$ 30.69
Exercise Price Range Three [Member]
Disclosure of employment cost [Line Items]
Number of share options outstanding in share-based payment arrangement			16,000
Weighted average remaining contractual life of outstanding share options			3.67
Weighted average exercise price of share options outstanding in share-based payment arrangement | $			$ 56.99